Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 179,967	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Directorate General of Administrative and State Revenue, DGRAD	Adumbi Project	Gold
#: 2
	179,967	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Mining Cadastre, CAMI	Adumbi Project	Gold
#: 3
	46,182	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	ITURI	General Directorate of Revenue of the Province of Ituri, DGRPI	Adumbi Project	Gold
#: 4
	374,992	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	TSHOPO	Kisangani Tax Center, CDI Kisangani	Adumbi Project	Gold
#: 5
	150	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	NORD-KIVU	General Directorate of Revenue of the Province Nord Kivu, DGRNK	Adumbi Project	Gold
#: 6
	5,649	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	NORD-KIVU	Goma Tax Center, CDI Goma	Adumbi Project	Gold
#: 7
	78,473	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Directorate General of Administrative and State Revenue, DGRAD	Ngayu Project	Gold
#: 8
	78,473	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Mining Cadastre, CAMI	Ngayu Project	Gold
#: 9
	12,551	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	HAUT-UÉLÉ	General Directorate of Revenue of the Province Haut Uele, DGRHU	Ngayu Project	Gold
#: 10
	$ 28,200	Fees	CONGO, THE DEMOCRATIC REPUBLIC OF THE	KINSHASA	Mining Cadastre, CAMI	Ngayu Project	Gold